UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche Variable NAV Money Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 10.6%
Bank of Montreal, 1.084%, 2/2/2017	1,500,000	1,501,401
Nordea Bank Finland PLC, 0.9%, 12/13/2016	1,000,000	1,000,126
Norinchukin Bank, 0.9%, 1/17/2017	900,000	900,257
State Street Bank & Trust Co., 1.341%, 7/14/2017	1,000,000	1,001,958
Toronto-Dominion Bank, 1.324%, 7/12/2017	1,000,000	1,001,897
Total Certificates of Deposit and Bank Notes (Cost $5,400,163)		5,405,639
Commercial Paper 53.1%
Issued at Discount * 38.4%
Bank Nederlandse Gemeenten NV, 0.81%, 2/10/2017	1,000,000	998,403
Bank of Nova Scotia, 0.82%, 2/23/2017	500,000	499,043
Barton Capital SA, 0.452%, 12/5/2016	1,000,000	999,950
Caisse Centrale Desjardins du Quebec, 0.397%, 12/1/2016	2,000,000	2,000,000
Chesham Finance Ltd., 0.475%, 12/6/2016	1,000,000	999,934
CNPC Finance HK Ltd., 0.418%, 12/6/2016	1,000,000	999,942
Coca-Cola Co., 0.418%, 1/5/2017	1,400,000	1,399,431
Crown Point Capital Co., LLC, 0.547%, 12/19/2016	1,500,000	1,499,590
DNB Bank ASA, 0.467%, 12/27/2016	1,000,000	999,663
Eli Lilly & Co., 0.377%, 12/2/2016	1,500,000	1,499,984
LMA Americas LLC, 0.427%, 12/1/2016	449,000	449,000
Macquarie Bank Ltd., 0.593%, 12/5/2016	1,000,000	999,934
Manhattan Asset Funding Co., LLC, 0.475%, 12/6/2016	1,800,000	1,799,881
Matchpoint Finance PLC, 0.458%, 12/1/2016	1,000,000	1,000,000
Microsoft Corp., 0.417%, 12/20/2016	2,000,000	1,999,560
Sinopec Century Bright Capital Investment Ltd., 0.42%, 12/7/2016	500,000	499,965
Working Capital Management Co., 0.51%, 12/13/2016	1,000,000	999,830
		19,644,110
Issued at Par ** 14.7%
Bedford Row Funding Corp., 1.158%, 3/15/2017	1,000,000	1,001,226
Collateralized Commercial Paper Co., LLC, 1.005%, 5/9/2017	1,000,000	1,000,452
Commonwealth Bank of Australia, 1.063%, 3/2/2017	1,000,000	1,000,990
Kells Funding LLC, 0.918%, 4/26/2017	1,000,000	1,000,074
Ontario Teachers Finance Trust, 0.978%, 6/8/2017	1,000,000	1,000,000
Oversea-Chinese Banking Corp., Ltd., 1.097%, 6/1/2017	1,000,000	1,000,000
Starbird Funding Corp., 0.752%, 12/16/2016	1,500,000	1,500,191
		7,502,933
Total Commercial Paper (Cost $27,142,278)		27,147,043
Short-Term Notes 1.6%
Australia & New Zealand Banking Group Ltd., 144A, 1.112% **, 6/13/2017 (Cost $835,645)	835,000	835,505
Municipal Bonds and Notes 24.9%
Blue Ash, OH, Economic Development Revenue, Ursuline Academy Project, 0.56% ***, 6/1/2031, LOC: PNC Bank NA	200,000	200,000
California, Statewide Communities Development Authority, Industrial Development Packaging Innovators Corp., Series A, AMT, 0.67% ***, 6/1/2019, LOC: Wells Fargo Bank NA	400,000	400,000
Illinois, State Finance Authority Revenue, Village of Oak Park Residence Corp., 0.58% ***, 9/1/2046, LOC: PNC Bank NA	1,180,000	1,180,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue:
Series G, 0.65% ***, 11/1/2039, LOC: Bank of America NA	655,000	655,000
Series G, 0.65% ***, 11/1/2047, LOC: Bank of America NA	565,000	565,000
New York, State Housing Finance Agency Revenue, 222 East 44th Street, Series B, 1.05% ***, 5/1/2050, LOC: Bank of China	2,000,000	2,000,000
New York, State Housing Finance Agency, Tribeca Green Housing Revenue, Series B, 0.65% ***, 11/1/2036, LOC: Landesbank Hessen-Thuringen	700,000	700,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 0.58% ***, 4/1/2020, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series BB-1, 0.59% ***, 6/15/2049, SPA: Bank of America NA	700,000	700,000
Series B, 0.6% ***, 6/15/2032, SPA: State Street Bank & Trust Co.	600,000	600,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C4, 0.59% ***, 8/1/2031, SPA: Landesbank Hessen-Thuringen	800,000	800,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Series D-4, 0.56% ***, 2/1/2044, SPA: Mizuho Bank Ltd	860,000	860,000
San Bernardino County, CA, Multi-Family Housing Revenue, Green Valley Apartments LLC, Series A, 0.5% ***, 5/15/2029, LIQ: Fannie Mae, LOC: Fannie Mae	475,000	475,000
San Rafael, CA, Redevelopment Agency, Multi-Family Hosing Revenue, Fairfax Street Apartments, Series A, 0.59% ***, 9/1/2031, LOC: Citibank NA	300,000	300,000
Tennessee, Vanderbilt University, TECP, 0.842%, 12/7/2016	490,000	489,931
University of California, State Revenues, Series Y-1, 1.033% **, Mandatory Put 7/1/2017 @ 100, 7/1/2041	955,000	955,042
Total Municipal Bonds and Notes (Cost $12,744,859)		12,744,973
Government & Agency Obligations 5.9%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.313% *, 1/5/2017	1,000,000	999,700
0.426% *, 2/2/2017	1,000,000	999,264
U.S. Treasury Floating Rate Note, 0.763% **, 1/31/2018	1,000,000	1,002,759
Total Government & Agency Obligations (Cost $2,999,197)		3,001,723
Time Deposit 3.9%
Credit Agricole SA, 0.31%, 12/1/2016 (Cost $1,975,000)	1,975,000	1,975,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,097,142) †	100.0	51,109,883
Other Assets and Liabilities, Net	0.0	3,881
Net Assets	100.0	51,113,764

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Current yield; not a coupon rate.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2016.
*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of November 30, 2016.
† The cost for federal income tax purposes was $51,097,142. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $12,741. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,940 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $199.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$51,109,883	$—	$51,109,883
Total	$—	$51,109,883	$—	$51,109,883

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017